Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2016	Apr. 30, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ .001	$ .001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	508,000,000	508,000,000
Common stock, shares outstanding	508,000,000	508,000,000